Loans and Borrowings - Summary of Convertible Bonds (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Current convertible loans	€ 415	€ 415
Non-current convertible loans	49,861	47,682
OCEANE
Disclosure of detailed information about borrowings [line items]
Notes and debentures issued	€ 50,276	€ 48,097